INCOME TAXES - Summary of Loss before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Taxes [Line Items]
Loss before income tax	$ (401,908)	$ (1,091,931)	$ (953,579)
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	11,021	(720,470)	(456,089)
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	(474,862)	(400,725)	(434,618)
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	86,910	28,204	(51,436)
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	(29,171)	3,152	(13,454)
Income Tax in Other Jurisdictions [Member]
Schedule of Income Taxes [Line Items]
Loss before income tax	$ 4,194	$ (2,092)	$ 2,018